Shareholder Report, Average Annual Return (Details) 194404_Horizon Kinetics Inflation Beneficiaries ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Horizon Kinetics Inflation Beneficiaries ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Horizon Kinetics Inflation Beneficiaries ETF NAV
Average Annual Return, Percent	17.96%	13.98%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.24%
S&P Goldman Sachs Commodity Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Goldman Sachs Commodity Index TR
Average Annual Return, Percent	7.11%	13.86%
MSCI ACWI All Cap Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index Net (USD)
Average Annual Return, Percent	22.13%	10.31%